Segment information (Tables)	6 Months Ended
Jun. 30, 2017
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	2Q17	1Q17	2Q16	6M17	6M16
Net revenues (CHF million)
Swiss Universal Bank	1,405	1,354	1,337	2,759	2,693
International Wealth Management	1,264	1,221	1,145	2,485	2,318
Asia Pacific	848	881	911	1,729	1,818
Global Markets	1,517	1,609	1,630	3,126	2,875
Investment Banking & Capital Markets	511	606	543	1,117	931
Strategic Resolution Unit	(274)	(206)	(363)	(480)	(904)
Corporate Center	(66)	69	(95)	3	15
Net revenues	5,205	5,534	5,108	10,739	9,746
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	502	404	453	906	885
International Wealth Management	365	291	245	656	545
Asia Pacific	188	147	206	335	470
Global Markets	257	317	154	574	(44)
Investment Banking & Capital Markets	78	149	135	227	73
Strategic Resolution Unit	(563)	(539)	(759)	(1,102)	(2,012)
Corporate Center	(245)	(99)	(235)	(344)	(202)
Income/(loss) before taxes	582	670	199	1,252	(285)
Total assets
end of	2Q17	1Q17	4Q16
Total assets (CHF million)
Swiss Universal Bank	235,562	232,334	228,363
International Wealth Management	89,163	89,927	91,083
Asia Pacific	90,948	96,291	97,221
Global Markets	228,858	242,745	239,700
Investment Banking & Capital Markets	20,973	19,997	20,784
Strategic Resolution Unit	54,427	61,640	80,297
Corporate Center	63,480	69,045	62,413
Total assets	783,411	811,979	819,861

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes
in	6M17	6M16
Net revenues (CHF million)
Swiss Universal Bank	2,759	2,693
International Wealth Management	2,485	2,318
Asia Pacific	1,729	1,818
Global Markets	3,126	2,875
Investment Banking & Capital Markets	1,117	931
Strategic Resolution Unit	(480)	(904)
Adjustments [1]	4	(114)
Net revenues	10,740	9,617
Income/(loss) before taxes (CHF million)
Swiss Universal Bank	906	885
International Wealth Management	656	545
Asia Pacific	335	470
Global Markets	574	(44)
Investment Banking & Capital Markets	227	73
Strategic Resolution Unit	(1,102)	(2,012)
Adjustments [1]	(444)	(482)
Income/(loss) from continuing operations before taxes	1,152	(565)
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.

Total assets
end of	6M17	2016
Total assets (CHF million)
Swiss Universal Bank	235,562	228,363
International Wealth Management	89,163	91,083
Asia Pacific	90,948	97,221
Global Markets	228,858	239,700
Investment Banking & Capital Markets	20,973	20,784
Strategic Resolution Unit	54,427	80,297
Adjustments [1]	65,563	64,617
Total assets	785,494	822,065
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain expenses that were not allocated to the segments.